Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2025	12 Months Ended
Dec. 31, 2025
Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2025
Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2025
36	Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2025

Up to the date of issue of these consolidated financial statements, the IASB has issued a number of amendments, which are not yet effective for the year ended December 31, 2025 and have not been adopted in these consolidated financial statements. These developments include the following which may be relevant to the Group.

Effective for accounting period beginning on or after
Amendments to IFRS 9 and IFRS 7, Contracts Referencing Nature-dependent Electricity	January 1, 2026
Amendments to IFRS 9 and IFRS 7: Amendments to the Classification and Measurement of Financial Instruments	January 1, 2026
Annual improvements to IFRS Accounting Standards–Volume 11	January 1, 2026
IFRS 18, Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19, Subsidiaries without Public Accountability: Disclosures	January 1, 2027
Amendments to IAS 21, Translation to a Hyperinflationary Presentation Currency	January 1, 2027
Amendments to IFRS 10 and IAS 28, Sale or contribution of assets between an investor and its associate or joint venture	To be determined at a future date

The Group is in the process of making an assessment of what the impact of these developments is expected to be in the period of initial application. So far it has concluded that the adoption of them is unlikely to have a significant impact on the consolidated financial statements except for the following:

IFRS 18, Presentation and disclosure in financial statements

IFRS 18 will replace IAS 1 Presentation of financial statements and aims to improve the transparency and comparability of information about an entity’s financial statements. Even though IFRS 18 will not impact the recognition or measurement of items in the consolidated financial statements, IFRS 18 introduces significant changes to the presentation of financial statements, with a focus on information about financial performance present in the statement of profit or loss, which will affect how the Group present and disclose financial performance in the consolidated financial statements. IFRS 18 is effective for the year beginning on or after 1 January 2027 and is to be applied retrospectively.